Liability under insurance contracts and reinsurance contracts - Summary of information about expected recognition of contractual service margin in profit or loss does not apply premium distribution (Details) - KRW (₩)
₩ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Information About Expected Recognition Of Contractual Service Margin In Profit Or Loss Does Not Apply Premium Distribution [Line Items]
Contractual Service Margin	₩ 9,864,710	₩ 9,815,403
Less than 1 year [member]
Disclosure Of Information About Expected Recognition Of Contractual Service Margin In Profit Or Loss Does Not Apply Premium Distribution [Line Items]
Contractual Service Margin	867,208	834,346
1~2 years [member]
Disclosure Of Information About Expected Recognition Of Contractual Service Margin In Profit Or Loss Does Not Apply Premium Distribution [Line Items]
Contractual Service Margin	759,132	738,947
2~5 years [member]
Disclosure Of Information About Expected Recognition Of Contractual Service Margin In Profit Or Loss Does Not Apply Premium Distribution [Line Items]
Contractual Service Margin	1,851,145	1,820,472
5~10 years [member]
Disclosure Of Information About Expected Recognition Of Contractual Service Margin In Profit Or Loss Does Not Apply Premium Distribution [Line Items]
Contractual Service Margin	2,185,854	2,179,243
More than 10 years [member]
Disclosure Of Information About Expected Recognition Of Contractual Service Margin In Profit Or Loss Does Not Apply Premium Distribution [Line Items]
Contractual Service Margin	₩ 4,201,371	₩ 4,242,395